SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncement - Summary of Impact of Adoption of New Accounting Standard (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	$ 2,860
Prepaid	5,524		$ 6,776
Operating lease liabilities, current	(1,595)
Operating lease liabilities, non-current	(1,364)
ASU 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	2,410	$ 2,410
Prepaid	6,693	(83)
Operating lease liabilities, current	(898)	(898)
Operating lease liabilities, non-current	$ (1,429)	$ (1,429)